Condensed Financial Information of the Parent Company (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Condensed Financial Information of the Parent Company (Details) [Line Items]
Totaling amount	¥ 72.1	¥ 71.9
Financing services	19.0
IPO [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Financing services	¥ 88.2